Stockholders’ Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Stockholders’ Deficit

7. Stockholders’ Deficit

Common Stock

In connection with the Business Combination, Data Knights entered into an agreement with their underwriters (“EF Hutton”) whereby EF Hutton agreed to waive the related merger underwriting fees that were payable at closing ($4.0 million) in exchange for allocated payments as follows: (i) $0.5 million in cash at closing; (ii) a $0.5 million promissory note that matured on March 1, 2024; and (iii) a transfer of 277,778 shares of Common Stock, which were valued at the closing stock price of $10.89 per share on June 28, 2023. If, five trading days prior to the six-month anniversary, the aggregate VWAP value of the 277,778 shares of Common Stock was lower than the original share value of $3.0 million, the Company was obligated to compensate EF Hutton at a new share price equal to the difference in amount on such date. Due to the decrease in share value on the six-month anniversary, the Company was required to either pay to EF Hutton an additional $2.8 million or issue to EF Hutton an additional 3,175,000 shares of Common Stock. In January 2024, the Company issued the original 277,778 shares of Common Stock as consideration for $0.2 million owed by the Company. As of September 30, 2024, the Company was obligated to pay to EF Hutton the true-up of either $2.8 million or 3,175,000 shares of Common Stock valued at $0.88 per share, plus the $0.5 million promissory note. Upon the occurrence of an event of default, the promissory note bears interest at a rate of 12.5% until such event of default is cured. The promissory note remained unpaid upon maturity on March 1, 2024, and the Company recorded interest expense of $14 thousand and $55 thousand during the three and nine months ended September 30, 2024, respectively, because of the event of default. In August 2024, the Company made a promissory note payment of $0.1 million.

In February 2024, the Company entered into a stock repurchase agreement with a former holder of Convertible Promissory Notes pursuant to which the Company repurchased 187,745 shares of Common Stock in exchange for cash of $0.5 million that is payable in installments. The Company made payments of $0.1 million in July and October 2024 and the remaining $0.3 million is expected to be repaid in early 2025. The $0.5 million represents the principal and accrued interest outstanding on the holder’s Convertible Promissory Note immediately prior to the Business Combination. The $0.4 million outstanding at September 30, 2024 is classified in accounts payable and accrued expenses on the condensed consolidated balance sheet. The 187,745 repurchased shares were reclassified to treasury stock as of September 30, 2024.

Standby Equity Purchase Agreement

On June 17, 2024, the Company and Yorkville entered into the SEPA. Under the SEPA, the Company has the right to sell to Yorkville up to $25.0 million of its Common Stock, subject to certain limitations and conditions set forth in the SEPA, from time to time, over a 24-month period. Sales of the Common Stock to Yorkville under the SEPA, and the timing of any such sales, are at the Company’s option, and the Company is under no obligation to sell any shares of Common Stock to Yorkville under the SEPA except in connection with notices that may be submitted by Yorkville, in certain circumstances as described below.

Upon the satisfaction of the conditions precedent in the SEPA, which include having a resale shelf for shares of Common Stock issued to Yorkville declared effective, the Company has the right to direct Yorkville to purchase a specified number of shares of Common Stock by delivering written notice (each an “Advance”). An Advance may not exceed the greater of (i) 100% of the average of the daily trading volume of the Common Stock on Nasdaq, during the five consecutive trading days immediately preceding the date of the Advance, and (ii) five hundred thousand (500,000) shares of Common Stock.

Yorkville will generally purchase shares pursuant to an Advance at a price per share equal to 97% of the VWAP, on Nasdaq during the three consecutive trading days commencing on the date of the delivery of the Advance (unless the Company specifies a minimum acceptable price or there is no VWAP on the subject trading day).

The SEPA will automatically terminate on the earliest to occur of (i) the first day of the month next following the 24-month anniversary of the date of the SEPA or (ii) the date on which Yorkville shall have made payment for shares of Common Stock equal to $25.0 million. The Company has the right to terminate the SEPA at no cost or penalty upon five trading days’ prior written notice to Yorkville, provided that there are no outstanding advances for which shares of Common Stock need to be issued and the Yorkville Note has been paid in full. The Company and Yorkville may also agree to terminate the SEPA by mutual written consent.

As consideration for Yorkville’s commitment to purchase the shares of Common Stock pursuant to the SEPA, the Company paid Yorkville a $25 thousand cash structuring fee. In addition, the Company must pay a commitment fee in shares equal to $0.5 million. In September 2024, the Company paid an equivalent of the commitment fee by issuing to Yorkville 526,312 shares of Common Stock.

In connection with the entry into the SEPA, on June 17, 2024, the Company entered into a registration rights agreement with Yorkville, pursuant to which the Company agreed to file with the SEC no later than August 30, 2024, a registration statement for the resale by Yorkville of the shares of Common Stock issued under the SEPA (including the commitment fee shares). The Company agreed to use commercially reasonable efforts to have such registration statement declared effective within 30 days of such filing and to maintain the effectiveness of such registration statement during the 24-month commitment period. The Company will not have the ability to request any Advances under the SEPA (nor may Yorkville convert the Yorkville Note into Common Stock) until such resale registration statement is declared effective by the SEC. The Company has not yet filed a registration statement with the SEC for the resale by Yorkville of the shares of Common Stock issued under the SEPA, which is deemed an event of default under the SEPA and as a result, a payment of $0.6 million became due on October 15, 2024. The $0.6 million due includes the outstanding principal of $0.5 million, accrued and unpaid interest, and a payment premium of 10%. As described in Note 4, the Company subsequently engaged in discussions with Yorkville regarding the events of default, which discussions are ongoing.

The SEPA was accounted for as a liability under ASC 815 as it includes an embedded put option and an embedded forward option. The put option is recognized at inception and the forward option is recognized upon issuance of notice for the sale of the Company’s Common Stock. The fair value of the derivative liability related to the embedded put option was estimated at $0.2 million at the inception of the agreement. As of September 30, 2024, the embedded put option was determined to have no value because of alternative financing options now available to the Company making future draws on the SEPA improbable. Further, as described in Note 4, the Company is currently in default on the SEPA due to its failure to file a registration statement with the SEC for the resale by Yorkville of the shares of Common Stock issuable under the SEPA by August 30, 2024. As such, no shares can currently be issued under the SEPA. The embedded forward option was also deemed to have no value as there were no notices for the sale of the Company’s Common Stock as of September 30, 2024.

Private Placements

July 2024 Financings

On July 23, 2024, the Company entered into a securities purchase agreement with a certain institutional investor, pursuant to which the Company agreed to issue and sell 1,297,059 shares of its Common Stock at a price of $1.0278 per share and pre-funded warrants exercisable for 1,323,530 shares of its Common Stock at an exercise price of $1.0278 per share (the “July 2024 Pre-Funded Warrants”). The investor was required to prepay the exercise price for the pre-funded warrants, other than $0.0001 per share. The warrants and pre-funded warrants will be exercisable at any time after the date of issuance and will not expire. Holders of pre-funded warrants are entitled to receive dividends, if declared, on an as-if-converted-to-common-stock basis, and in the same form as dividends actually paid on shares of the Common Stock.

On July 25, 2024, the Company entered into a securities purchase agreement with a certain institutional investor, pursuant to which the Company agreed to issue and sell 2,301,791 shares of its Common Stock at a price of $0.85 per share.

The Company received net proceeds of approximately $4.5 million from the July 2024 private placements, after deducting offering expenses of $0.1 million.

September 2024 Financing

On September 24, 2024, the Company entered into a securities purchase agreement with a certain institutional investor, pursuant to which the Company agreed to issue and sell to the investor 1,918,591 shares of its Common Stock at a price of $0.65 per share, warrants exercisable for 133,095 shares of its Common Stock at an exercise price of $0.325 per share (the “September 2024 Warrants”) and pre-funded warrants exercisable for 743,314 shares of its Common Stock at an exercise price of $0.65 per share (the “September 2024 Pre-Funded Warrants”). The investor was required to prepay the exercise price for the pre-funded warrants, other than $0.0001 per share. The warrants and pre-funded warrants will be exercisable at any time after the date of issuance and will not expire. Holders of pre-funded warrants are entitled to receive dividends, if declared, on an as-if-converted-to-common-stock basis, and in the same form as dividends actually paid on shares of the Common Stock. The Company received net proceeds of approximately $1.7 million, after deducting an immaterial amount of offering expenses.

As of September 30, 2024, the Company had not yet issued the 1,918,591 shares of Common Stock in order to keep the investor’s ownership percentage below a defined threshold. The net proceeds of $1.7 million was recorded akin to an equity forward sale contract and was included in additional paid-in-capital in stockholders’ deficit in the condensed consolidated balance sheets as it met the criteria for equity accounting under ASC 815.

Preferred Stock

As of September 30, 2024 and December 31, 2023, no shares of Preferred Stock were issued or outstanding. All shares of Legacy ONMD Series A-2 Preferred Stock and Series A-1 Preferred Stock were converted into Common Stock in connection with the Business Combination. See the Form 10-K/A for all other details relating to the Series A-2 Preferred Stock and Series A-1 Preferred Stock issued prior to December 31, 2023.

8. Stockholders’ Deficit

As of December 31, 2022, 4,033,170 and 6,255,880 shares of Common Stock and Preferred Stock were issued and outstanding, respectively (after giving effect to the exchange ratio in Note 3). Subsequent to the Business Combination, the Company was authorized to issue up to 101,000,000 shares of capital stock, par value $0.0001 per share, consisting of (a) 100,000,000 shares of Common Stock and (b) 1,000,000 shares of preferred stock (the “Preferred Stock”). As of December 31, 2023, 23,572,232 shares of Common Stock were issued and outstanding. The Company had no Preferred Stock outstanding at December 31, 2023.

Series A-2 Preferred Stock

The Company’s previously issued and outstanding Series A-2 preferred stock included a $0.15 per share annual noncumulative dividend when and if declared by the Board of Directors. No dividends were declared in the years ended December 31, 2023 or December 31, 2022. The Series A-2 preferred stock also included a liquidation preference of 1.25 times the original issue price plus any declared but unpaid dividends upon the liquidation, dissolution, merger or sale of substantially all the assets of the Company and had a preference upon liquidation over Series A-1 preferred stock and Common Stock. Each share of Series A-2 preferred stock could have been converted into equal shares of Common Stock at the option of the holder at any time. In addition, the Series A-2 preferred stock shares were automatically convertible into common shares upon the sale of shares of common stock to the public at the then applicable conversion price in a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act, resulting in at least $20 million in proceeds, net of underwriting discounts and commissions. Each share of Series A-2 preferred stock had voting rights equal to the number of shares of Common Stock then issuable upon conversion of such share of Series A-2 preferred stock. The Company was obligated to redeem shares of Series A-2 Preferred Stock upon liquidation, dissolution, or winding-up of the Company, or a merger, consolidation, lease or transfer of the Company (a “Deemed Liquidation Event”), unless a majority of the holders of Series A-2 Preferred Stock and a majority of the holders of Series A-1 Preferred Stock consent otherwise. As of December 31, 2022, the liquidation preference of the Series A-2 Preferred Stock was $10.7 million (after giving effect to the Business Combination exchange ratio described Note 3). In connection with the Business Combination, the shares of Series A-2 preferred stock were converted into Common Stock using an exchange ratio of 1:1.

Series A-1 Preferred Stock

The Company’s previously issued and outstanding Series A-1 preferred stock included a $0.15 per share annual noncumulative dividend when and if declared by the Board of Directors. No dividends were declared in the years ended December 31, 2023 or December 31 2022. The Series A-1 preferred stock also included a liquidation preference of 1.25 times the original issue price plus any declared but unpaid dividends upon the liquidation, dissolution, merger or sale of substantially all the assets of the Company and had a preference upon liquidation over Common Stock. Each share of Series A-1 preferred stock could have been converted into equal shares of Common Stock at the option of the holder at any time. In addition, the Series A-1 preferred stock shares were automatically convertible into common shares upon the sale of shares of common stock to the public at the then applicable conversion price in a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act, resulting in at least $20 million in proceeds, net of underwriting discounts and commissions. Each share of Series A-1 preferred stock had voting rights equal to the number of shares of Common Stock then issuable upon conversion of such share of Series A-1 preferred stock. The Company was obligated to redeem shares of Series A-1 Preferred Stock upon a Deemed Liquidation Event, unless a majority of the holders of Series A-1 Preferred Stock consent otherwise. As of December 31, 2022, the Series A-1 preferred stock has a liquidation preference of $8.9 million (after giving effect to the Business Combination exchange ratio described in Note 3). In connection with the Business Combination, the shares of Series A-1 preferred stock were converted into Common Stock using an exchange ratio of 1:1.